Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 40.1%
United States – 40.1%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	73,211	$56,018,007
1.875%, 02/15/2051		61,991	46,909,374
2.00%, 11/15/2041-08/15/2051		64,946	51,140,024
2.25%, 08/15/2046		12,530	10,176,709
2.375%, 02/15/2042-11/15/2049		14,318	12,206,147
2.50%, 02/15/2045-05/15/2046		25,872	22,084,477
3.00%, 05/15/2045-02/15/2049		78,384	74,433,091
3.25%, 05/15/2042		4,679	4,591,804
3.375%, 05/15/2044		5,710	5,666,679
3.50%, 02/15/2039		4,254	4,462,712
3.75%, 11/15/2043		10,205	10,731,195
4.375%, 02/15/2038-11/15/2039		49,130	57,007,000
4.50%, 02/15/2036		4,048	4,771,109
4.75%, 02/15/2037		4,156	5,035,254
5.375%, 02/15/2031		14,221	16,749,200
5.50%, 08/15/2028		10,214	11,592,890
U.S. Treasury Notes 0.125%, 08/31/2022-02/28/2023		312,799	310,229,485
0.875%, 09/30/2026		17,403	15,918,672
1.125%, 02/15/2031		14,307	12,326,375
1.25%, 11/30/2026		48,088	44,586,963
1.25%, 08/15/2031(a)		85,632	73,911,034
1.375%, 11/15/2031		50,234	43,695,731
1.50%, 02/29/2024		75,200	73,472,262
1.50%, 02/15/2030(a)		11,115	10,001,763
1.625%, 05/15/2026(a)		236,708	224,576,525
1.75%, 11/15/2029		11,550	10,618,781
1.875%, 02/28/2027		53,882	51,229,805
2.25%, 02/15/2027		3,147	3,038,918
2.625%, 02/15/2029		30,853	30,091,512
2.875%, 05/15/2032		15,634	15,502,485

Total Governments - Treasuries (cost $1,419,227,499)			1,312,775,983

CORPORATES - INVESTMENT GRADE – 24.6%
Industrial – 12.8%
Basic – 0.9%
Anglo American Capital PLC 3.875%, 03/16/2029(b)		1,189	1,092,617
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		3,420	2,904,025
Freeport Indonesia PT 4.763%, 04/14/2027(b)		904	865,580
Inversiones CMPC SA 3.85%, 01/13/2030(b)		2,742	2,402,335
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(b)		1,151	1,150,856
Nucor Corp. 4.30%, 05/23/2027		4,799	4,780,380
Suzano Austria GmbH 2.50%, 09/15/2028		9,106	7,364,477
3.75%, 01/15/2031		1,419	1,146,126

	Principal Amount (000)		U.S. $ Value

WRKCo., Inc. 4.00%, 03/15/2028	U.S.$	6,569	$6,444,583

			28,150,979

Capital Goods – 0.9%
CNH Industrial Capital LLC 3.95%, 05/23/2025		5,172	5,106,833
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,627,860
Parker-Hannifin Corp. 3.25%, 06/14/2029		2,817	2,576,062
4.50%, 09/15/2029		4,439	4,416,760
Raytheon Technologies Corp. 4.125%, 11/16/2028		8,502	8,399,466
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,066,623
4.40%, 03/15/2024		4,344	4,334,791

			29,528,395

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		3,131	2,480,566
5.125%, 07/01/2049		1,949	1,626,694
Comcast Corp. 4.15%, 10/15/2028		4,460	4,448,716
Discovery Communications LLC 4.65%, 05/15/2050		581	456,776
5.20%, 09/20/2047		1,999	1,713,503
5.30%, 05/15/2049		857	738,563
Fox Corp. 4.709%, 01/25/2029		2,656	2,607,953
5.576%, 01/25/2049		4,396	4,284,122
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		1,966	1,943,627
Magallanes, Inc. 4.279%, 03/15/2032(b)		7,614	6,802,271
Prosus NV 3.257%, 01/19/2027(b)		1,724	1,508,500
3.68%, 01/21/2030(b)		550	439,072
4.027%, 08/03/2050(b)		1,993	1,244,130
Tencent Holdings Ltd. 1.81%, 01/26/2026(b)		5,470	5,052,229
2.39%, 06/03/2030(b)		3,060	2,570,974
3.24%, 06/03/2050(b)		4,830	3,350,209
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,858,435
Weibo Corp. 3.375%, 07/08/2030		11,908	9,763,071

			52,889,411

Communications - Telecommunications – 0.1%
AT&T, Inc. 3.65%, 09/15/2059		4,421	3,312,788

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.6%
General Motors Co. 6.125%, 10/01/2025	U.S.$	1,152	$1,191,203
General Motors Financial Co., Inc. 4.30%, 04/06/2029		710	654,173
5.25%, 03/01/2026		1,600	1,602,688
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		2,746	2,489,935
3.35%, 06/08/2025(b)		5,044	4,852,277
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	7,625,032

			18,415,308

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	7,167,543
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		530	549,022
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,104,665

			10,821,230

Consumer Cyclical - Retailers – 0.6%
Advance Auto Parts, Inc. 3.50%, 03/15/2032		73	62,637
3.90%, 04/15/2030		8,625	7,853,580
Lowe’s Cos., Inc. 3.65%, 04/05/2029		2,926	2,764,719
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	8,034,410

			18,715,346

Consumer Non-Cyclical – 1.6%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,220,987
4.80%, 02/14/2029		4,904	4,647,570
Amgen, Inc. 3.35%, 02/22/2032		4,025	3,685,491
BAT Capital Corp. 2.259%, 03/25/2028		11,104	9,292,827
4.906%, 04/02/2030		3,799	3,528,625
Cencosud SA 5.15%, 02/12/2025 (b)		6,555	6,518,620
Cigna Corp. 4.375%, 10/15/2028		3,600	3,567,096
CVS Health Corp. 4.30%, 03/25/2028		179	177,226
Gilead Sciences, Inc. 2.80%, 10/01/2050		3,906	2,733,458
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,561,394

	Principal Amount (000)		U.S. $ Value

Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	U.S.$	6,627	$6,675,178

			51,608,472

Energy – 2.8%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		12,047	8,608,666
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		5,368	4,198,098
5.75%, 01/15/2031(b)		3,997	3,860,223
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,876,015
Enbridge Energy Partners LP 7.375%, 10/15/2045		6,968	8,337,630
Energy Transfer LP 6.25%, 04/15/2049		3,278	3,179,594
Eni SpA 4.25%, 05/09/2029(b)		3,228	3,129,352
Marathon Petroleum Corp. 5.125%, 12/15/2026		9,518	9,762,517
6.50%, 03/01/2041		1,683	1,830,986
MPLX LP 5.20%, 03/01/2047		10,984	9,934,369
Oleoducto Central SA 4.00%, 07/14/2027(b)		631	522,096
ONEOK Partners LP 6.125%, 02/01/2041		294	280,702
ONEOK, Inc. 4.00%, 07/13/2027		4,900	4,721,101
4.35%, 03/15/2029		4,164	3,915,493
6.35%, 01/15/2031		1,081	1,129,829
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		3,754	3,312,455
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	6,219,412
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,397	1,030,288
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		5,470	5,906,944
6.20%, 10/15/2037		3,397	3,693,524
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030		2,203	1,978,426

			90,427,720

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(b)		3,311	3,299,205
CITIC Ltd. 2.85%, 02/25/2030(b)		3,688	3,250,741

			6,549,946

	Principal Amount (000)		U.S. $ Value

Services – 0.7%
Booking Holdings, Inc. 4.625%, 04/13/2030	U.S.$	9,010	$8,967,202
Expedia Group, Inc. 4.625%, 08/01/2027		4,113	3,952,223
6.25%, 05/01/2025(b)		211	217,611
Global Payments, Inc. 3.20%, 08/15/2029		3,208	2,802,894
Moody’s Corp. 4.25%, 02/01/2029		4,376	4,347,512
RELX Capital, Inc. 4.75%, 05/20/2032		1,628	1,650,938
S&P Global, Inc. 4.25%, 05/01/2029(b)		1,574	1,559,016
4.75%, 08/01/2028(b)		307	312,385

			23,809,781

Technology – 2.3%
Baidu, Inc. 3.425%, 04/07/2030		217	199,180
Broadcom, Inc. 3.137%, 11/15/2035(b)		1,202	918,148
3.187%, 11/15/2036(b)		8,430	6,403,344
4.00%, 04/15/2029(b)		560	519,915
4.15%, 11/15/2030		1,542	1,414,029
4.15%, 04/15/2032(b)		2,002	1,812,491
4.926%, 05/15/2037(b)		4,241	3,809,224
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		1,615	1,675,062
Entegris Escrow Corp. 4.75%, 04/15/2029(b)		5,311	4,950,596
Fiserv, Inc. 3.50%, 07/01/2029		9,632	8,785,540
HP, Inc. 5.50%, 01/15/2033		8,393	8,194,590
Infor, Inc. 1.75%, 07/15/2025(b)		2,719	2,514,803
KLA Corp. 4.10%, 03/15/2029		1,349	1,337,196
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(b)		9,627	8,140,880
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,169,200
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	2,955,403
Oracle Corp. 2.875%, 03/25/2031		5,648	4,653,613
3.60%, 04/01/2040		3,456	2,588,337
3.65%, 03/25/2041		1,857	1,383,799
5.375%, 07/15/2040		1,114	1,013,840
SK Hynix, Inc. 2.375%, 01/19/2031(b)		1,818	1,435,256
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,699,783

	Principal Amount (000)		U.S. $ Value

Western Digital Corp. 2.85%, 02/01/2029	U.S.$	1,194	$973,134
3.10%, 02/01/2032		589	451,227
Workday, Inc. 3.70%, 04/01/2029		999	936,343
3.80%, 04/01/2032		2,673	2,444,191

			76,379,124

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		3,393	3,295,421
4.75%, 10/20/2028(b)		3,940	3,718,729

			7,014,150

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036(b)		448	403,385
5.875%, 07/05/2034(b)		1,087	1,065,066

			1,468,451

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	932,425

			420,023,526

Financial Institutions – 11.2%
Banking – 7.2%
ABN AMRO Bank NV 4.75%, 07/28/2025(b)		1,171	1,164,021
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(b)		5,996	5,466,853
Banco Santander SA 4.175%, 03/24/2028		3,200	3,058,112
Bank of America Corp. 2.299%, 07/21/2032		1,555	1,256,907
2.687%, 04/22/2032		9,685	8,138,015
4.376%, 04/27/2028		6,858	6,757,325
Series DD 6.30%, 12/29/2049(c)		1,628	1,627,072
Series Z 6.50%, 10/23/2024(c)		2,548	2,544,942
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)		1,628	1,591,500
BNP Paribas SA 2.591%, 01/20/2028(b)		2,660	2,395,436
2.871%, 04/19/2032(b)		6,773	5,626,128
Capital One Financial Corp. 3.273%, 03/01/2030		4,872	4,314,302
4.927%, 05/10/2028		4,992	4,947,971
Citigroup, Inc. 3.98%, 03/20/2030		3,617	3,384,355
4.075%, 04/23/2029		5,373	5,112,033
5.95%, 01/30/2023(c)		2,569	2,519,829
Series W 4.00%, 12/10/2025(c)		3,243	2,805,195

	Principal Amount (000)		U.S. $ Value

Citizens Financial Group, Inc. 4.30%, 12/03/2025	U.S.$	10,581	$10,515,927
Credit Suisse Group AG 3.091%, 05/14/2032(b)		10,355	8,281,308
4.194%, 04/01/2031(b)		2,852	2,532,519
Danske Bank A/S 4.298%, 04/01/2028(b)		5,462	5,182,509
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	3,752,047
2.552%, 01/07/2028		5,906	5,109,694
3.961%, 11/26/2025		1,336	1,294,237
Discover Bank 4.682%, 08/09/2028		2,264	2,202,691
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		2,288	1,851,884
2.615%, 04/22/2032		7,696	6,385,140
3.102%, 02/24/2033		1,157	989,420
Series V 4.125%, 11/10/2026(c)		3,016	2,474,055
HSBC Holdings PLC 4.292%, 09/12/2026		819	801,146
4.583%, 06/19/2029		2,773	2,670,704
4.762%, 03/29/2033		4,160	3,842,342
6.375%, 03/30/2025(c)		10,086	9,783,420
ING Groep NV 4.017%, 03/28/2028		4,202	4,009,969
JPMorgan Chase & Co. 2.58%, 04/22/2032		9,618	8,098,452
4.323%, 04/26/2028		6,866	6,760,744
Series I 4.709% (LIBOR 3 Month + 3.47%), 10/30/2022(c) (d)		3,323	3,152,929
Series V 3.534% (LIBOR 3 Month + 3.32%), 10/01/2022(c) (d)		1,622	1,516,619
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		1,029	962,825
Morgan Stanley 4.21%, 04/20/2028		4,283	4,190,059
Series G 3.772%, 01/24/2029		5,695	5,413,553
Nationwide Building Society 2.972%, 02/16/2028 (b)		5,154	4,719,827
Santander Holdings USA, Inc. 2.49%, 01/06/2028		3,137	2,768,622
4.26%, 06/09/2025		2,048	2,023,916
4.40%, 07/13/2027		3,049	2,935,364
Santander UK Group Holdings PLC 2.469%, 01/11/2028		5,482	4,862,370
Societe Generale SA 2.797%, 01/19/2028 (b)		9,487	8,473,314
Standard Chartered PLC 2.749% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		300	243,696

	Principal Amount (000)		U.S. $ Value

3.971%, 03/30/2026(b)	U.S.$	3,723	$3,637,185
7.75%, 04/02/2023(b) (c)		822	814,914
Truist Financial Corp. Series Q 5.10%, 03/01/2030 (c)		6,656	6,064,148
UBS AG/Stamford CT 7.625%, 08/17/2022		5,982	5,993,485
UBS Group AG 4.488%, 05/12/2026 (b)		3,607	3,593,329
7.00%, 01/31/2024-02/19/2025(b) (c)		3,426	3,350,449
UniCredit SpA 1.982%, 06/03/2027(b)		271	234,429
2.569%, 09/22/2026(b)		6,253	5,610,004
3.127%, 06/03/2032(b)		1,858	1,457,694
US Bancorp Series J 5.30%, 04/15/2027 (c)		3,485	2,999,888
Wells Fargo & Co. 3.35%, 03/02/2033		8,799	7,809,816
3.584%, 05/22/2028		2,117	2,005,074
Series BB 3.90%, 03/15/2026(c)		2,664	2,296,395

			236,378,108

Brokerage – 0.5%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		3,271	3,243,949
Series I 4.00%, 06/01/2026(c)		7,570	6,437,074
Nomura Holdings, Inc. 2.999%, 01/22/2032		7,689	6,243,545

			15,924,568

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		5,759	4,589,405
6.50%, 07/15/2025		613	626,602
Air Lease Corp. 2.10%, 09/01/2028		2,650	2,148,912
2.875%, 01/15/2026		718	659,203
3.625%, 04/01/2027		303	280,257
Aircastle Ltd. 2.85%, 01/26/2028(b)		8,390	6,937,691
4.125%, 05/01/2024		1,481	1,440,228
4.25%, 06/15/2026		530	488,199
5.25%, 08/11/2025(b)		3,730	3,612,393
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(b)		6,032	5,240,562
3.50%, 11/01/2027(b)		1,314	1,150,013
4.125%, 08/01/2025(b)		35	33,583

	Principal Amount (000)		U.S. $ Value

4.375%, 01/30/2024(b)	U.S.$	1,300	$1,275,885
4.875%, 10/01/2025(b)		1,447	1,413,820
5.50%, 12/15/2024(b)		3,623	3,597,277
CDBL Funding 1 3.50%, 10/24/2027(b)		5,770	5,524,198
Synchrony Financial 2.875%, 10/28/2031		4,872	3,695,802
4.50%, 07/23/2025		3,859	3,749,829

			46,463,859

Insurance – 1.2%
Alleghany Corp. 3.625%, 05/15/2030		7,452	6,973,507
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(b)		2,851	2,557,034
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	5,626,452
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(b)		2,058	2,834,463
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	1,864,999
5.375%, 05/15/2045		615	587,749
5.625%, 06/15/2043		1,099	1,072,646
5.875%, 09/15/2042		8,905	8,787,454
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		5,000	4,729,750
Voya Financial, Inc. 5.65%, 05/15/2053		3,089	2,913,668

			37,947,722

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		656	627,654

REITs – 0.9%
American Tower Corp. 3.65%, 03/15/2027		3,517	3,346,355
4.05%, 03/15/2032		1,717	1,564,136
Digital Realty Trust LP 3.60%, 07/01/2029		6,738	6,105,369
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,731	3,798,709
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		3,958	3,867,203
Series I 3.50%, 09/15/2030		1,343	1,145,848
Series J 2.90%, 12/15/2031		2,126	1,687,555

	Principal Amount (000)		U.S. $ Value

Vornado Realty LP 3.40%, 06/01/2031	U.S.$	7,733	$6,490,152

			28,005,327

			365,347,238

Utility – 0.6%
Electric – 0.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,670	1,443,297
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(b)		3,081	2,255,485
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	3,034,227
Engie Energia Chile SA 3.40%, 01/28/2030(b)		3,834	3,239,730
Entergy Corp. 1.90%, 06/15/2028		8,687	7,457,095

			17,429,834

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		1,654	1,554,545

			18,984,379

Total Corporates - Investment Grade (cost $917,368,559)			804,355,143

MORTGAGE PASS-THROUGHS – 17.2%
Agency Fixed Rate 30-Year – 16.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		15,772	15,360,652
Series 2020 3.50%, 01/01/2050		5,501	5,368,383
Series 2022 2.00%, 03/01/2052		27,504	23,957,647
2.50%, 04/01/2052		32,781	29,569,971
3.00%, 03/01/2052		17,856	16,687,795
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		1	693
Series 2007 5.50%, 07/01/2035		610	649,018
Series 2016 4.00%, 02/01/2046		4,964	5,036,310
Series 2017 4.00%, 07/01/2044		3,507	3,554,027
Series 2018 4.00%, 08/01/2048		2,524	2,526,694
4.50%, 10/01/2048-11/01/2048		9,009	9,211,901
5.00%, 09/01/2048-11/01/2048		3,131	3,233,647
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1	1,387

	Principal Amount (000)		U.S. $ Value

Series 2003 5.50%, 04/01/2033-11/01/2033	U.S.$	1,631	$1,730,703
Series 2004 5.50%, 04/01/2034-11/01/2034		1,413	1,504,417
6.50%, 08/01/2034		1	1,282
Series 2005 5.50%, 02/01/2035		1,258	1,339,350
Series 2006 5.50%, 04/01/2036		227	242,762
Series 2007 5.50%, 09/01/2036		438	466,549
Series 2008 6.00%, 03/01/2037		3	3,507
Series 2010 4.00%, 12/01/2040		2,275	2,305,239
Series 2012 3.50%, 02/01/2042-01/01/2043		19,405	19,071,592
Series 2013 3.50%, 04/01/2043		8,987	8,828,768
4.00%, 10/01/2043		7,105	7,178,364
Series 2015 3.00%, 05/01/2045-08/01/2045		7,978	7,587,835
Series 2018 3.50%, 02/01/2048-05/01/2048		4,785	4,669,153
4.50%, 09/01/2048		7,277	7,436,440
Series 2019 3.50%, 08/01/2049-11/01/2049		16,945	16,491,136
Series 2020 3.50%, 01/01/2050		5,222	5,089,789
Series 2021 2.00%, 07/01/2051		28,536	24,829,614
2.50%, 01/01/2052		9,198	8,304,658
Series 2022 2.50%, 03/01/2052-05/01/2052		68,555	61,785,089
3.00%, 02/01/2052-03/01/2052		48,589	45,424,686
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-12/20/2046		3,226	3,081,533
Series 2022 3.00%, 07/01/2052, TBA		4,175	3,933,567
4.00%, 07/01/2052, TBA		13,580	13,513,939
4.50%, 09/01/2052, TBA		32,691	32,915,881
Uniform Mortgage-Backed Security Series 2022 3.00%, 07/01/2052, TBA		17,133	15,945,884
2.00%, 07/01/2052, TBA		54,968	47,696,767
2.50%, 07/01/2052, TBA		73,165	65,757,007
4.00%, 07/01/2052, TBA		20,528	20,235,643

			542,529,279

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		10	9,290
Series 2016 2.50%, 02/01/2031-01/01/2032		18,781	18,242,912
Series 2017 2.50%, 01/01/2032-02/01/2032		2,677	2,596,750

			20,848,952

	Principal Amount (000)			U.S. $ Value

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029-10/01/2029	U.S.$	297		$303,190

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 2.595% (LIBOR 12 Month + 2.18%), 12/01/2036(d)		0	**	154
Series 2007 2.60% (LIBOR 12 Month + 2.10%), 03/01/2037(d)		0	**	376

				530

Total Mortgage Pass-Throughs (cost $580,539,152)				563,681,951

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.4%
Risk Share Floating Rate – 6.2%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 3.474% (LIBOR 1 Month + 1.85%), 10/25/2028(b) (d)		1,041		1,036,442
Series 2019-3A, Class M1B 3.224% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (d)		1,425		1,419,470
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (d)		575		564,065
Series 2020-3A, Class M1B 4.474% (LIBOR 1 Month + 2.85%), 10/25/2030(b) (d)		1,155		1,155,731
Series 2021-1A, Class M1C 3.876% (SOFR + 2.95%), 03/25/2031(b) (d)		4,197		4,119,764
Series 2021-2A, Class M1B 2.426% (SOFR + 1.50%), 06/25/2031(b) (d)		7,664		7,359,070
Series 2021-3A, Class A2 1.926% (SOFR + 1.00%), 09/25/2031(b) (d)		7,199		7,012,159
Series 2022-1, Class M1B 3.076% (SOFR + 2.15%), 01/26/2032(b) (d)		3,969		3,842,525
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 3.698% (SOFR + 2.75%), 05/25/2042(b) (d)		7,296		7,277,562

	Principal Amount (000)		U.S. $ Value

Series 2022-R07, Class 1M1 3.876% (SOFR + 2.95%), 06/25/2042(b) (d)	U.S.$	9,820	$9,843,234
Series 2021-R03, Class 1M2 2.576% (SOFR + 1.65%), 12/25/2041(b) (d)		3,513	3,128,595
Series 2022-R01, Class 1M2 2.826% (SOFR + 1.90%), 12/25/2041(b) (d)		9,352	8,425,162
Series 2022-R02, Class 2M1 2.126% (SOFR + 1.20%), 01/25/2042(b) (d)		8,685	8,453,958
Series 2022-R03, Class 1M2 4.426% (SOFR + 3.50%), 03/25/2042(b) (d)		6,435	6,122,289
Series 2022-R04, Class 1M2 4.026% (SOFR + 3.10%), 03/25/2042(b) (d)		1,747	1,633,587
Series 2022-R05, Class 2M2 3.926% (SOFR + 3.00%), 04/25/2042(b) (d)		5,001	4,753,062
Eagle RE Ltd. Series 2018-1, Class M2 4.624% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (d)		617	611,315
Series 2020-1, Class M1A 2.524% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (d)		3,411	3,394,244
Series 2021-2, Class M1B 2.976% (SOFR + 2.05%), 04/25/2034(b) (d)		2,360	2,278,342
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA4, Class M1B 4.276% (SOFR + 3.35%), 05/25/2042(b) (d)		5,585	5,309,328
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		428	430,765
Series 2014-DN3, Class M3 5.624% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		428	430,805
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		1,490	1,503,430
Series 2016-HQA3, Class M3 5.474% (LIBOR 1 Month + 3.85%), 03/25/2029(d)		1,354	1,372,318

	Principal Amount (000)		U.S. $ Value

Series 2017-HQA2, Class M2B 4.274% (LIBOR 1 Month + 2.65%), 12/25/2029(d)	U.S.$	5,358	$5,324,733
Series 2020-DNA5, Class M2 3.726% (SOFR + 2.80%), 10/25/2050(b) (d)		3,202	3,206,556
Series 2021-DNA3, Class M2 3.026% (SOFR + 2.10%), 10/25/2033(b) (d)		3,221	2,978,914
Series 2021-DNA5, Class M2 2.576% (SOFR + 1.65%), 01/25/2034(b) (d)		2,712	2,615,256
Series 2021-DNA6, Class M2 2.426% (SOFR + 1.50%), 10/25/2041(b) (d)		9,778	8,926,787
Series 2021-DNA7, Class M2 2.726% (SOFR + 1.80%), 11/25/2041(b) (d)		9,563	8,612,749
Series 2021-HQA3, Class M1 1.776% (SOFR + 0.85%), 09/25/2041(b) (d)		3,449	3,330,494
Series 2021-HQA4, Class M2 3.276% (SOFR + 2.35%), 12/25/2041(b) (d)		6,126	5,286,378
Series 2022-DNA1, Class M1A 1.926% (SOFR + 1.00%), 01/25/2042(b) (d)		4,222	4,073,993
Series 2022-DNA1, Class M1B 2.776% (SOFR + 1.85%), 01/25/2042(b) (d)		4,940	4,432,351
Series 2022-DNA2, Class M1B 3.326% (SOFR + 2.40%), 02/25/2042(b) (d)		7,072	6,525,393
Series 2022-DNA3, Class M1B 3.826% (SOFR + 2.90%), 04/25/2042(b) (d)		2,957	2,779,975
Series 2022-DNA5, Class M1B 5.279% (SOFR + 4.50%), 06/25/2042(b) (d)		9,989	10,038,919
Series 2022-HQA1, Class M1B 4.426% (SOFR + 3.50%), 03/25/2042(b) (d)		1,664	1,589,325
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,097	1,145,632
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		409	424,990

	Principal Amount (000)		U.S. $ Value

Series 2016-C03, Class 1M2 6.924% (LIBOR 1 Month + 5.30%), 10/25/2028(d)	U.S.$	1,446	$1,490,990
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		3,546	3,694,401
Series 2016-C06, Class 1M2 5.874% (LIBOR 1 Month + 4.25%), 04/25/2029(d)		921	952,659
Series 2016-C07, Class 2M2 5.974% (LIBOR 1 Month + 4.35%), 05/25/2029(d)		650	671,737
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(d)		2,675	2,731,657
Series 2021-R02, Class 2M2 2.926% (SOFR + 2.00%), 11/25/2041(b) (d)		4,242	3,785,516
Home Re Ltd. Series 2020-1, Class M1B 4.874% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (d)		475	475,377
Series 2021-2, Class M1B 2.526% (SOFR + 1.60%), 01/25/2034(b) (d)		4,253	4,153,285
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2024(d) (e)		228	217,069
Oaktown Re VII Ltd. Series 2021-2, Class M1A 2.526% (SOFR + 1.60%), 04/25/2034(b) (d)		6,767	6,641,593
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (d)		3,006	2,934,733
Series 2019-3R, Class A 4.352% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (d)		239	237,141
Series 2020-1R, Class A 4.002% (LIBOR 1 Month + 2.35%), 02/27/2023(d) (e)		996	979,887
Radnor Re Ltd. Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (d)		2,657	2,647,285
Series 2019-2, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (d)		1,649	1,642,670
Series 2020-1, Class M1A 2.574% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (d)		1,924	1,884,514

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 2.826% (SOFR + 1.90%), 02/25/2034(b) (d)	U.S.$	5,007	$4,948,419
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.874% (LIBOR 1 Month + 5.25%), 11/25/2025(d) (e)		1,072	975,466
Series 2015-WF1, Class 2M2 7.124% (LIBOR 1 Month + 5.50%), 11/25/2025(d) (e)		282	262,469

			204,096,535

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(f)		10,709	1,754,153
Series 5015, Class BI 4.00%, 09/25/2050(f)		14,613	2,736,988
Series 5040, Class AI 3.50%, 11/25/2050(f)		7,934	1,346,333
Series 5043, Class IO 5.00%, 11/25/2050(f)		16,942	3,662,828
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.546%, 05/28/2035		1,481	1,342,857
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(f)		7,684	1,314,353
Series 2020-89, Class KI 4.00%, 12/25/2050(f)		30,146	5,669,935

			17,827,447

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 4.776% (6.10% - LIBOR 1 Month), 12/15/2044(d) (g)		7,908	1,030,319
Series 4585, Class DS 4.676% (6.00% - LIBOR 1 Month), 05/15/2046(d) (g)		5,215	742,888
Series 4693, Class SL 4.826% (6.15% - LIBOR 1 Month), 06/15/2047(d) (g)		3,304	480,998
Series 4954, Class SL 4.426% (6.05% - LIBOR 1 Month), 02/25/2050(d) (g)		2,446	333,109
Series 4981, Class HS 4.476% (6.10% - LIBOR 1 Month), 06/25/2050(d) (g)		20,455	2,546,615

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.916% (6.54% - LIBOR 1 Month), 12/25/2041(d) (g)	U.S.$	4,779	$754,872
Series 2014-17, Class SA 4.426% (6.05% - LIBOR 1 Month), 04/25/2044(d) (g)		8,919	1,365,830
Series 2015-26, Class SH 4.826% (6.45% - LIBOR 1 Month), 05/25/2045(d) (g)		6,202	1,030,982
Series 2016-106, Class ES 4.376% (6.00% - LIBOR 1 Month), 01/25/2047(d) (g)		3,645	503,891
Series 2017-62, Class AS 4.526% (6.15% - LIBOR 1 Month), 08/25/2047(d) (g)		4,688	699,600
Series 2017-81, Class SA 4.576% (6.20% - LIBOR 1 Month), 10/25/2047(d) (g)		8,081	1,239,709
Series 2017-97, Class SW 4.576% (6.20% - LIBOR 1 Month), 12/25/2047(d) (g)		6,695	958,399
Government National Mortgage Association Series 2017-122, Class SA 4.605% (6.20% - LIBOR 1 Month), 08/20/2047(d) (g)		5,468	730,921
Series 2017-134, Class MS 4.605% (6.20% - LIBOR 1 Month), 09/20/2047(d) (g)		6,226	851,185
Series 2017-43, Class ST 4.505% (6.10% - LIBOR 1 Month), 03/20/2047(d) (g)		7,645	1,078,395

			14,347,713

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		300	230,682
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,099	1,334,956
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,456	899,571
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		524	407,163
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(b)		94	79,822
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		616	321,409
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(b)		80	69,076

			3,342,679

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.004% (LIBOR 1 Month + 0.38%), 12/25/2036(d)	U.S.$	3,919	$1,527,367
HomeBanc Mortgage Trust Series 2005-1, Class A1 2.124% (LIBOR 1 Month + 0.50%), 03/25/2035(d)		718	613,475
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 3.724% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (d)		790	775,673

			2,916,515

Total Collateralized Mortgage Obligations (cost $252,373,931)			242,530,889

ASSET-BACKED SECURITIES – 4.6%
Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,404	7,458,926
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		2,248	2,193,650
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		2,124	2,068,489
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		6,427	6,304,637
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,762	1,662,208
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		1,829	1,750,641
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		1,758	1,592,230
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		2,202	1,952,579
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(b)		4,086	4,060,920
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		493	455,114
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b) (h)		3,651	3,238,168

	Principal Amount (000)		U.S. $ Value

Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)	U.S.$	7,711	$6,776,051
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,387	3,823,610
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		2,482	2,194,603
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,225	3,112,829
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,611	2,371,289
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		3,773	3,441,460
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,509	4,745,073
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,224	2,797,765
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	1,703,204
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,812,101
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		3,096	2,648,753
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		515	513,872
Series 2021-3, Class B 1.66%, 07/20/2031(b)		5,220	4,809,450

			74,487,622

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(b)		8,159	8,131,409
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(b) (h)		6,721	6,720,993
Series 2018-2A, Class A 4.00%, 03/20/2025(b)		6,700	6,696,844
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		3,439	3,304,223
Series 2021-N4, Class D 2.30%, 09/11/2028		3,177	2,966,239
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,447,539

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)	U.S.$	5,050	$4,663,565
Series 2022-A, Class C 2.17%, 04/16/2029(b)		5,564	5,228,363
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		2,672	2,561,608
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,041,239
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)		4,182	4,046,696
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		7,521	7,455,753
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		3,689	3,584,863

			63,849,334

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		4,282	4,199,426
Series 2022-1, Class A 4.63%, 07/15/2025(b)		7,665	7,519,567
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(b)		1,601	1,545,039

			13,264,032

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 2.224% (LIBOR 1 Month + 0.60%), 04/25/2034(d)		3	2,715

Total Asset-Backed Securities (cost $162,566,105)			151,603,703

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.9%
Non-Agency Fixed Rate CMBS – 2.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		2,805	2,472,121
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871	851,887
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,302,163

	Principal Amount (000)		U.S. $ Value

CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(b)	U.S.$	11,325	$11,325,873
Commercial Mortgage Trust Series 2012-CR3, Class E 4.95%, 10/15/2045(b)		3,938	1,969,033
Series 2013-SFS, Class A1 1.873%, 04/12/2035(b)		555	548,534
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.302%, 08/10/2044(b)		333	142,026
Series 2013-G1, Class A1 2.059%, 04/10/2031(b)		51	50,736
Series 2013-G1, Class A2 3.557%, 04/10/2031(b)		6,804	6,727,534
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (h)		3,854	3,552,524
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (h)		8,022	7,531,693
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (h)		249	228,269
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		6,860	6,420,527
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.699%, 08/15/2046(b)		2,527	1,490,752
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,802,422
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,329,726
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.114%, 05/15/2045(b)		3,967	3,065,691
Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,747,289
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	334,974
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		1,893	1,873,678
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,847,193
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,159,816
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.251%, 03/15/2045(b) (f)		53,184	135,939
Series 2014-C24, Class AS 3.931%, 11/15/2047		1,471	1,440,665

			65,351,065

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 1.9%
AREIT Trust Series 2022-CRE6, Class A 2.021% (SOFR + 1.25%), 01/16/2037(b) (d)	U.S.$	12,910	$12,396,393
Ashford Hospitality Trust Series 2018-KEYS, Class A 2.325% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (d)		3,799	3,680,979
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.325% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (d)		10,570	9,928,962
BBCMS Mortgage Trust Series 2020-BID, Class A 3.464% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (d)		7,708	7,605,056
BFLD Trust Series 2021-FPM, Class A 2.925% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (d)		11,683	11,268,683
BX Commercial Mortgage Trust Series 2019-IMC, Class D 3.224% (LIBOR 1 Month + 1.90%), 04/15/2034(b) (d)		1,772	1,682,899
Series 2019-IMC, Class E 3.474% (LIBOR 1 Month + 2.15%), 04/15/2034(b) (d)		6,595	6,130,360
CLNY Trust Series 2019-IKPR, Class D 3.349% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (d)		5,360	4,983,122
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.926% (SOFR + 2.00%), 01/25/2051(b) (d)		1,058	984,449
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.824% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (d)		2,750	2,709,074

			61,369,977

Total Commercial Mortgage-Backed Securities (cost $136,879,944)			126,721,042

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 2.263% (LIBOR 3 Month + 1.20%), 07/20/2034(b) (d)	U.S.$	6,496	$6,284,174
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (d)		4,670	4,333,176
Series 2020-78A, Class D 4.044% (LIBOR 3 Month + 3.00%), 04/17/2033(b) (d)		2,130	1,975,405
Elevation CLO Ltd. Series 2020-11A, Class D1 4.894% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (d)		4,500	4,086,567
Elmwood CLO IX Ltd. Series 2021-2A, Class A 2.193% (LIBOR 3 Month + 1.13%), 07/20/2034(b) (d)		5,900	5,709,147
Elmwood CLO XII Ltd. Series 2021-5A, Class D 4.113% (LIBOR 3 Month + 3.05%), 01/20/2035(b) (d)		2,100	1,960,046
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 2.154% (LIBOR 3 Month + 1.11%), 07/19/2034(b) (d)		4,290	4,136,409
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 2.133% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (d)		6,000	5,765,208
Madison Park Funding LI Ltd. Series 2021-51A, Class D 4.094% (LIBOR 3 Month + 3.05%), 07/19/2034(b) (d)		3,471	3,232,809
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 3.844% (LIBOR 3 Month + 2.80%), 07/16/2035(b) (d)		250	227,474
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 2.174% (LIBOR 3 Month + 1.13%), 07/17/2035(b) (d)		6,600	6,392,846
OCP CLO Ltd. Series 2020-18A, Class AR 2.153% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (d)		8,088	7,859,652

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 2.233% (LIBOR 3 Month + 1.17%), 07/20/2034(b) (d)	U.S.$	7,300	$7,060,618
Rad CLO 7 Ltd. Series 2020-7A, Class C 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (d)		2,090	1,950,361
Rad CLO 11 Ltd. Series 2021-11A, Class D 3.944% (LIBOR 3 Month + 2.90%), 04/15/2034(b) (d)		3,800	3,506,864
Regatta XX Funding Ltd. Series 2021-2A, Class A 2.204% (LIBOR 3 Month + 1.16%), 10/15/2034(b) (d)		11,084	10,606,379
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 2.223% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (d)		5,449	5,247,377
Series 2021-3A, Class D 4.313% (LIBOR 3 Month + 3.25%), 10/20/2034(b) (d)		3,200	2,932,643
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 4.113% (LIBOR 3 Month + 3.05%), 10/20/2034(b) (d)		1,900	1,765,018
Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (d)		1,850	1,594,554

Total Collateralized Loan Obligations (cost $91,161,513)			86,626,727

CORPORATES - NON-INVESTMENT GRADE – 1.7%
Industrial – 1.2%
Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	1,444	1,308,423

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(b)		2,174	1,698,932
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(b)	U.S.$	6,548	5,265,410
4.75%, 02/01/2032(b)		1,041	857,076
DISH DBS Corp. 5.75%, 12/01/2028(b)		3,890	2,879,106
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	2,174	1,977,720
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		2,093	1,631,618

			14,309,862

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(b)	EUR	1,024	$801,231
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		2,174	1,905,226

			2,706,457

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(b)		2,174	2,063,450
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	U.S.$	2,195	2,037,092
ZF Finance GmbH 3.75%, 09/21/2028(b)	EUR	1,400	1,152,915

			5,253,457

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(b)	U.S.$	5,633	4,620,806

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(b)	EUR	694	649,393

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)	U.S.$	3,900	3,154,593
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	1,420	1,176,826
Nobel Bidco BV 3.125%, 06/15/2028(b)		2,174	1,527,790
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)		1,420	1,244,935

			7,104,144

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		2,174	1,853,579

Technology – 0.1%
Playtech PLC 4.25%, 03/07/2026(b)		1,420	1,433,208

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(b)		800	705,128

			39,944,457

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 6.375%, 08/21/2026(b) (c)		611	506,904
7.50%, 07/17/2023-12/11/2023(b) (c)		8,565	7,973,313

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)	U.S.$	6,204	$5,948,705

			14,428,922

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		2,589	2,355,990

Total Corporates - Non-Investment Grade (cost $69,431,516)			56,729,369

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		4,170	4,092,714
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		6,821	6,169,552
State of California Series 2010 7.625%, 03/01/2040		8,520	11,516,242
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		2,133	2,035,533
University of California Series 2021-B 3.071%, 05/15/2051		7,960	6,010,822

Total Local Governments - US Municipal Bonds (cost $29,650,133)			29,824,863

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(b)		1,862	1,324,347
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		761	662,451

			1,986,798

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(b)		6,305	4,748,926
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,683,480
6.95%, 01/17/2028(b)		1,797	1,739,496
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		3,418	13,674

			11,185,576

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)	U.S.$	825	$640,410

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	1,762,992

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(b)		2,258	1,987,040

			17,562,816

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(e)		565	543,570

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (i)		2,445	53,936
7.125%, 12/26/2046(b) (i)		707	21,605

			75,541

Total Emerging Markets - Corporate Bonds (cost $27,270,063)			18,181,927

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd.(h)		1,463	1,437,621
Mt Logan Re Ltd. (Preference Shares)(h) (j)		9,249	8,139,829

Total Common Stocks (cost $9,248,550)			9,577,450

	Principal Amount (000)

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(b)	U.S.$	2,363	2,380,427

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(b)		6,919	5,296,494
4.688%, 05/15/2029(b)		1,800	1,611,338

			6,907,832

Total Quasi-Sovereigns (cost $11,075,775)			9,288,259

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032 (b)	U.S.$	8,182	$6,288,890

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(b)		4,439	2,729,985

Total Emerging Markets - Sovereigns (cost $12,445,889)			9,018,875

AGENCIES – 0.2%
Agency Debentures – 0.2%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $6,162,678)		6,170	6,124,660

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,482,458)		2,490	1,846,957

Total Investments – 104.7% (cost $3,727,883,765)(k)			3,428,887,798
Other assets less liabilities – (4.7)%			(153,798,109)

Net Assets – 100.0%			$3,275,089,689

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	577	September 2022	$89,962,379	$441,043
U.S. T-Note 2 Yr (CBT) Futures	1,257	September 2022	263,989,642	(855,150)
U.S. T-Note 5 Yr (CBT) Futures	827	September 2022	92,830,750	(298,036)
U.S. Ultra Bond (CBT) Futures	485	September 2022	74,856,719	(1,358,441)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	103	September 2022	112,815,669	(910,400)
U.S. 10 Yr Ultra Futures	850	September 2022	108,268,750	(1,723,033)

				$(4,704,017)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	67,080	CNH	451,248	07/21/2022	$332,937
BNP Paribas SA	JPY	9,404,167	USD	74,052	07/15/2022	4,701,737
BNP Paribas SA	USD	36,597	CAD	46,675	07/21/2022	(336,113)
Deutsche Bank AG	USD	4,155	EUR	3,920	07/28/2022	(40,914)
HSBC Bank USA	USD	71,700	JPY	9,402,550	07/15/2022	(2,362,073)
HSBC Bank USA	USD	33,885	AUD	47,328	07/21/2022	(1,214,097)
Morgan Stanley Capital Services, Inc.	AUD	47,289	USD	33,893	07/21/2022	1,249,145
Morgan Stanley Capital Services, Inc.	CNH	451,849	USD	66,091	07/21/2022	(1,412,403)
Natwest Markets PLC	EUR	25,908	USD	27,419	07/28/2022	227,059
State Street Bank & Trust Co.	USD	36	EUR	34	07/28/2022	(179)
UBS AG	CAD	45,611	USD	36,473	07/21/2022	1,038,971

						$2,184,070

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	37,728	$1,047,622	$(1,713,877)	$2,761,499

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	151,410	05/13/2027	3.263%	CPI#	Maturity	$(1,644,160)	$—	$(1,644,160)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,601,613	$—	$1,601,613

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	35	$(7,776)	$(5,157)	$(2,619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	116	(25,723)	(12,772)	(12,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	144	(31,905)	(17,224)	(14,681)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	124	(27,518)	(11,524)	(15,994)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	174	(38,684)	(20,208)	(18,476)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	206	(45,663)	(24,640)	(21,023)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	202	(44,866)	(23,438)	(21,428)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	214	(47,458)	(25,915)	(21,543)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	223	(49,452)	(27,645)	(21,807)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	283	(62,812)	(32,813)	(29,999)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	388	(86,142)	(42,770)	(43,372)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	576	(127,818)	(57,761)	(70,057)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,286	(507,480)	(165,482)	(341,998)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(200)	(103)	(97)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,980	$(439,484)	$(268,446)	$(171,038)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,235	(274,179)	(91,546)	(182,633)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,595	(354,139)	(120,757)	(233,382)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,940	(430,710)	(105,615)	(325,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,635	(1,694,924)	(482,495)	(1,212,429)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	133	(29,512)	(18,455)	(11,057)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	310	(68,794)	(33,203)	(35,591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,515	(336,392)	(226,377)	(110,015)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,344	(298,307)	(154,770)	(143,537)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,780	(395,217)	(250,140)	(145,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,115	(469,594)	(320,563)	(149,031)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,551	(344,369)	(178,668)	(165,701)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,977	(661,020)	(311,313)	(349,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,977	(661,021)	(311,192)	(349,829)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,119	(914,461)	(270,120)	(644,341)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	277	(61,416)	(24,668)	(36,748)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	290	$(64,407)	$(25,878)	$(38,529)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	373	(82,752)	(41,785)	(40,967)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	553	(122,832)	(64,537)	(58,295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,132	(251,247)	(127,984)	(123,263)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,183	(262,614)	(105,201)	(157,413)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,794	(398,208)	(115,616)	(282,592)

						$(9,719,096)	$(4,116,781)	$(5,602,315)

*	Termination date
**	Principal amount less than 500

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $814,470,602 or 24.9% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.65% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$3,790,860	$3,552,524	0.11%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	8,235,795	7,531,693	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	254,735	228,269	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,314,881	6,420,527	0.20%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874%, 11/25/2024	11/06/2015	$226,886	$217,069	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.002%, 02/27/2023	02/11/2020	995,576	979,887	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	565,000	543,570	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.874%, 11/25/2025	09/28/2015	1,076,363	975,466	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.124%, 11/25/2025	09/28/2015	281,725	262,469	0.01%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$9,248,550	$8,139,829	0.25%

(k)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,842,016 and gross unrealized depreciation of investments was $(326,241,293), resulting in net unrealized depreciation of $(304,399,277).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,312,775,983	$—	$1,312,775,983
Corporates - Investment Grade	—	804,355,143	—	804,355,143
Mortgage Pass-Throughs	—	563,681,951	—	563,681,951
Collateralized Mortgage Obligations	—	242,530,889	—	242,530,889
Asset-Backed Securities	—	141,644,542	9,959,161	151,603,703
Commercial Mortgage-Backed Securities	—	115,408,556	11,312,486	126,721,042
Collateralized Loan Obligations	—	86,626,727	—	86,626,727
Corporates - Non-Investment Grade	—	56,729,369	—	56,729,369
Local Governments - US Municipal Bonds	—	29,824,863	—	29,824,863
Emerging Markets - Corporate Bonds	—	18,181,927	—	18,181,927
Common Stocks	—	—	9,577,450	9,577,450
Quasi-Sovereigns	—	9,288,259	—	9,288,259
Emerging Markets - Sovereigns	—	9,018,875	—	9,018,875
Agencies	—	6,124,660	—	6,124,660
Governments - Sovereign Bonds	—	1,846,957	—	1,846,957

Total Investments in Securities	—	3,398,038,701	30,849,097	3,428,887,798
Other Financial Instruments(a):
Assets:
Futures	441,043	—	—	441,043
Forward Currency Exchange Contracts	—	7,549,849	—	7,549,849
Centrally Cleared Credit Default Swaps	—	1,047,622	—	1,047,622
Centrally Cleared Interest Rate Swaps	—	1,601,613	—	1,601,613
Liabilities:
Futures	(5,145,060)	—	—	(5,145,060)
Forward Currency Exchange Contracts	—	(5,365,779)	—	(5,365,779)
Centrally Cleared Inflation (CPI) Swaps	—	(1,644,160)	—	(1,644,160)
Credit Default Swaps	—	(9,719,096)	—	(9,719,096)

Total	$(4,704,017)	$3,391,508,750	$30,849,097	$3,417,653,830

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.